UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         DundeeWealth US, LP
                 ------------------------------------
   Address:      1160 West Swedesford Road, Suite 140
                 ------------------------------------
                 Berwyn, PA 19312
                 ------------------------------------

Form 13F File Number: 28-14406
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David C. Lebisky
         -----------------------------------
Title:   Director, Regulatory Administration
         -----------------------------------
Phone:   610-854-0902
         -----------------------------------

Signature, Place, and Date of Signing:

   /s/ David C. Lebisky               Berwyn, PA          February 14, 2013
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-11685                    GCIC Ltd.
       ---------------          -----------------------------------------
    28-11021                    Mount Lucas Management LP
       ---------------          -----------------------------------------
    28-03459                    Smith Asset Management Group LP
       ---------------          -----------------------------------------



                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 18
                                        --------------------

Form 13F Information Table Value Total: 52,726
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                            TITLE OF                VALUE       SHRS                       INVESTMENT   OTHER    VOTING AUTHORITY
         ISSUER               CLASS       CUSIP    (X$1000)  OR PRN AMT  SH/PRN  PUT/CALL  DISCRETION  MANAGERS      SHARED
-------------------------  -----------  ---------  --------  ----------  ------  --------  ----------  --------  ----------------
Avago Technologies, Ltd        SHS      Y0486S104     6,002     189,570  SH                   OTHER                   189,570
Baidu Inc                    SPON ADR   056752108        40         400  SH                   OTHER                       400
Chicago Bridge & Iron Co.  NY Registry
   NV                          SH       167250109     6,732     145,239  SH                   OTHER                   145,239
China Mobile Ltd             SPON ADR   16941M109        26         440  SH                   OTHER                       440
CNOOC Ltd                    SPON ADR   126132109        52         236  SH                   OTHER                       236
HDFC Bank Ltd                  ADR      40415F101        47       1,142  SH                   OTHER                     1,142
ICICI Bank Ltd               SPON ADR   45104G104        51       1,164  SH                   OTHER                     1,164
iShares MSCI EAFE Index     MSCI EAFE
   Fund                       INDEX     464287465     5,244      92,293  SH                   OTHER                    92,293
iShares MSCI South Korea     MSCI S
   Index                   KOREA INDEX  464286772        60         949  SH                   OTHER                       949
LyondellBasell Industries
   NV                         A SHS     N53745100     6,073     106,376  SH                   OTHER                   106,376
Mercadolibre Inc               COM      58733R102        29         364  SH                   OTHER                       364
NXP Semiconductors NV          COM      N6596X109     6,233     236,379  SH                   OTHER                   236,379
Seadrill, Ltd.                 SHS      G7945E105     4,946     134,210  SH                   OTHER                   134,210
Taiwan Semiconductor         SPON ADR   874039100        47       2,754  SH                   OTHER                     2,754
Valeant Pharmaceuticals
   International, Inc.         COM      91911K102     6,142     102,962  SH                   OTHER                   102,962
Virgin Media, Inc.             COM      92769L101     6,172     167,956  SH                   OTHER                   167,956
Yamana Gold, Inc.              COM      98462Y100     4,798     278,961  SH                   OTHER                   278,961
Yandex NV                     A SHS     N97284108        32       1,500  SH                   OTHER                     1,500